UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

Form N-CSR

CERTIFIED SHAREHOLDER REPORT OF

REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-08220

Voya Variable Products Trust

(Exact name of registrant as specified in charter)

7337 East Doubletree Ranch Road, Suite 100, Scottsdale, AZ	85258
(Address of principal executive offices)	(Zip code)

CT Corporation System, 101 Federal Street, Boston, MA 02110

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-800-992-0180

Date of fiscal year end: December 31

Date of reporting period: January 1, 2023 to June 30, 2023

Item 1. Reports to Stockholders.

(a)            The following is a copy of the report transmitted to stockholders pursuant to Rule 30e-1 under the Act (17 CFR 270.30e-1):

Semi-Annual Report
June 30, 2023
Classes ADV, I, R6, S and S2
Voya Variable Products Trust
■
Voya MidCap Opportunities Portfolio

■
Voya SmallCap Opportunities Portfolio

Effective January 24, 2023, the U.S. Securities and Exchange Commission adopted rule and form amendments to require mutual funds to transmit concise and visually engaging streamlined annual and semi-annual reports to shareholders that highlight key information deemed important for investors to assess and monitor their fund investments. Other information, including financial statements, will no longer appear in the funds’ streamlined shareholder reports but must be available online, delivered free of charge upon request, and filed on a semi-annual basis on Form N-CSR. The rule and form amendments have a compliance date of July 24, 2024.
This report is submitted for general information to shareholders of the Voya mutual funds. It is not authorized for distribution to prospective shareholders unless accompanied or preceded by a prospectus which includes details regarding the funds’ investment objectives, risks, charges, expenses and other information. This information should be read carefully.

PROXY VOTING INFORMATION
A description of the policies and procedures that the Portfolios use to determine how to vote proxies related to portfolio securities is available: (1) without charge, upon request, by calling Shareholder Services toll-free at (800) 992-0180; (2) on the Portfolios’ website at www.voyainvestments.com; and (3) on the U.S. Securities and Exchange Commission’s (“SEC’s”) website at www.sec.gov. Information regarding how the Portfolios voted proxies related to portfolio securities during the most recent 12-month period ended June 30 is available without charge on the Portfolios’ website at www.voyainvestments.com and on the SEC’s website at www.sec.gov.
QUARTERLY PORTFOLIO HOLDINGS
The Portfolios file their complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form NPORT-P. The Portfolios’ Forms NPORT-P are available on the SEC’s website at www.sec.gov. Each Portfolio’s complete schedule of portfolio holdings is available at: www.voyainvestments.com and without charge upon request from the Portfolio by calling Shareholder Services toll-free at (800) 992-0180.

[This Page Intentionally Left Blank]

SHAREHOLDER EXPENSE EXAMPLES (Unaudited)

As a shareholder of a Portfolio, you incur two types of costs: (1) transaction costs, including redemption fees and exchange fees; and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees, and other Portfolio expenses. These Examples are intended to help you understand your ongoing costs (in dollars) of investing in a Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.
The Examples are based on an investment of $1,000 invested at the beginning of the period and held for the entire period from January 1, 2023 to June 30, 2023. The Portfolios’ expenses are shown without the imposition of any charges which are, or may be, imposed under your variable annuity contract, variable life insurance policy, qualified pension, or retirement plan. Expenses would have been higher if such charges were included.
Actual Expenses
The left section of the table shown below, “Actual Portfolio Return,” provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During the Period” to estimate the expenses you paid on your account during this period.
Hypothetical Example for Comparison Purposes
The right section of the table shown below, “Hypothetical (5% return before expenses),” provides information about hypothetical account values and hypothetical expenses based on a Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not a Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in a Portfolio and other mutual funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other mutual funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as redemption fees or exchange fees. Therefore, the hypothetical section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different mutual funds. In addition, if these transactional costs were included, your costs would have been higher.
	Actual Portfolio Return				Hypothetical (5% return before expenses)
	Beginning Account Value January 1, 2023	Ending Account Value June 30, 2023	Annualized Expense Ratio	Expenses Paid During the Period Ended June 30, 2023*	Beginning Account Value January 1, 2023	Ending Account Value June 30, 2023	Annualized Expense Ratio	Expenses Paid During the Period Ended June 30, 2023*
Voya MidCap Opportunities Portfolio
Class ADV	$1,000.00	$1,155.60	1.16%	$6.20	$1,000.00	$1,019.04	1.16%	$5.81
Class I	1,000.00	1,157.80	0.66	3.53	1,000.00	1,021.52	0.66	3.31
Class R6	1,000.00	1,158.20	0.66	3.53	1,000.00	1,021.52	0.66	3.31
Class S	1,000.00	1,156.80	0.91	4.87	1,000.00	1,020.28	0.91	4.56
Class S2	1,000.00	1,157.10	1.06	5.67	1,000.00	1,019.54	1.06	5.31
Voya SmallCap Opportunities Portfolio
Class ADV	$1,000.00	$1,123.60	1.35%	$7.11	$1,000.00	$1,018.10	1.35%	$6.76
Class I	1,000.00	1,126.10	0.85	4.48	1,000.00	1,020.58	0.85	4.26
Class R6	1,000.00	1,126.10	0.85	4.48	1,000.00	1,020.58	0.85	4.26
Class S	1,000.00	1,125.40	1.10	5.80	1,000.00	1,019.34	1.10	5.51
Class S2	1,000.00	1,124.50	1.25	6.58	1,000.00	1,018.60	1.25	6.26

*
Expenses are equal to each Portfolio’s respective annualized expense ratios multiplied by the average account value over the period, multiplied by 181/365 to reflect the most recent fiscal half-year.

STATEMENTS OF ASSETS AND LIABILITIES as of June 30, 2023 (Unaudited)

	Voya MidCap Opportunities Portfolio	Voya SmallCap Opportunities Portfolio
ASSETS:
Investments in securities at fair value+*	$1,053,639,121	$192,651,110
Short-term investments at fair value†	16,097,004	9,612,327
Cash	243,406	13,567
Receivables:
Investment securities sold	—	2,499,374
Fund shares sold	96,103	78,267
Dividends	220,648	73,010
Interest	125	36
Foreign tax reclaims	48,104	1,445
Prepaid expenses	159	32
Reimbursement due from Investment Adviser	260,503	33,175
Other assets	79,270	12,288
Total assets	1,070,684,443	204,974,631
LIABILITIES:
Payable for investment securities purchased	—	2,991,185
Payable for fund shares redeemed	3,607,068	70,531
Payable upon receipt of securities loaned	1,959,004	3,473,327
Payable for investment management fees	675,717	135,724
Payable for distribution and shareholder service fees	78,842	24,537
Payable to trustees under the deferred compensation plan (Note 6)	79,270	12,288
Payable for trustee fees	2,513	485
Other accrued expenses and liabilities	195,669	29,768
Total liabilities	6,598,083	6,737,845
NET ASSETS	$1,064,086,360	$198,236,786
NET ASSETS WERE COMPRISED OF:
Paid-in capital	$1,004,502,126	$217,048,684
Total distributable earnings (loss)	59,584,234	(18,811,898)
NET ASSETS	$1,064,086,360	$198,236,786
+ Including securities loaned at value	$1,899,146	$3,382,393
* Cost of investments in securities	$923,278,136	$171,772,664
† Cost of short-term investments	$16,097,004	$9,612,327
See Accompanying Notes to Financial Statements

STATEMENTS OF ASSETS AND LIABILITIES as of June 30, 2023 (Unaudited) (continued)

	Voya MidCap Opportunities Portfolio	Voya SmallCap Opportunities Portfolio
Class ADV
Net assets	$124,283,770	$48,131,117
Shares authorized	unlimited	unlimited
Par value	$0.010	$0.010
Shares outstanding	47,762,393	3,307,392
Net asset value and redemption price per share	$2.60	$14.55
Class I
Net assets	$707,501,240	$123,900,925
Shares authorized	unlimited	unlimited
Par value	$0.010	$0.010
Shares outstanding	148,283,709	6,732,009
Net asset value and redemption price per share	$4.77	$18.40
Class R6
Net assets	$110,516,994	$1,103,170
Shares authorized	unlimited	unlimited
Par value	$0.010	$0.010
Shares outstanding	23,215,204	59,979
Net asset value and redemption price per share	$4.76	$18.39
Class S
Net assets	$83,549,321	$24,593,670
Shares authorized	unlimited	unlimited
Par value	$0.010	$0.010
Shares outstanding	25,182,925	1,540,354
Net asset value and redemption price per share	$3.32	$15.97
Class S2
Net assets	$38,235,035	$507,904
Shares authorized	unlimited	unlimited
Par value	$0.010	$0.010
Shares outstanding	12,657,553	33,684
Net asset value and redemption price per share	$3.02	$15.08
See Accompanying Notes to Financial Statements

STATEMENTS OF OPERATIONS for the six months ended June 30, 2023 (Unaudited)

	Voya MidCap Opportunities Portfolio	Voya SmallCap Opportunities Portfolio
INVESTMENT INCOME:
Dividends	$3,192,217	$541,097
Interest	2,174	479
Securities lending income, net	6,664	10,170
Other	2,377	461
Total investment income	3,203,432	552,207
EXPENSES:
Investment management fees	3,960,219	817,004
Distribution and shareholder service fees:
Class ADV	294,596	116,718
Class S	100,791	29,856
Class S2	71,192	980
Transfer agent fees:
Class ADV	96,155	37,190
Class I	540,808	95,587
Class R6	94	—
Class S	65,805	19,025
Class S2	29,047	390
Shareholder reporting expense	28,055	10,860
Professional fees	41,630	11,041
Custody and accounting expense	45,250	18,100
Trustee fees	12,563	2,424
Miscellaneous expense	32,960	9,001
Total expenses	5,319,165	1,168,176
Waived and reimbursed fees	(1,553,075)	(200,885)
Net expenses	3,766,090	967,291
Net investment loss	(562,658)	(415,084)
REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain (loss) on:
Investments	12,397,536	(4,672,082)
Foreign currency related transactions	—	5
Net realized gain (loss)	12,397,536	(4,672,077)
Net change in unrealized appreciation (depreciation) on:
Investments	136,839,277	28,091,068
Net change in unrealized appreciation (depreciation)	136,839,277	28,091,068
Net realized and unrealized gain	149,236,813	23,418,991
Increase in net assets resulting from operations	$148,674,155	$23,003,907
See Accompanying Notes to Financial Statements

STATEMENTS OF CHANGES IN NET ASSETS

	Voya MidCap Opportunities Portfolio		Voya SmallCap Opportunities Portfolio
	Six Months Ended June 30, 2023 (Unaudited)	Year Ended December 31, 2022	Six Months Ended June 30, 2023 (Unaudited)	Year Ended December 31, 2022
FROM OPERATIONS:
Net investment loss	$(562,658)	$(1,173,736)	$(415,084)	$(1,183,579)
Net realized gain (loss)	12,397,536	(79,560,753)	(4,672,077)	(33,526,551)
Net change in unrealized appreciation (depreciation)	136,839,277	(267,692,810)	28,091,068	(27,975,137)
Increase (decrease) in net assets resulting from operations	148,674,155	(348,427,299)	23,003,907	(62,685,267)
FROM DISTRIBUTIONS TO SHAREHOLDERS:
Total distributions (excluding return of capital):
Class ADV	—	(94,835,472)	—	(11,704,002)
Class I	—	(427,477,333)	—	(24,922,077)
Class R6	—	(65,243,069)	—	(268,239)
Class S	—	(63,530,474)	—	(5,983,433)
Class S2	—	(27,910,303)	—	(105,417)
Return of capital:
Class ADV	—	(719,226)	—	(47,843)
Class I	—	(3,241,962)	—	(101,873)
Class R6	—	(213,785)	—	(434)
Class S	—	(481,811)	—	(24,459)
Class S2	—	(492,684)	—	(1,094)
Total distributions	—	(684,146,119)	—	(43,158,871)
FROM CAPITAL SHARE TRANSACTIONS:
Net proceeds from sale of shares	33,081,494	61,783,976	3,842,443	8,665,612
Reinvestment of distributions	—	684,146,119	—	43,158,871
	33,081,494	745,930,095	3,842,443	51,824,483
Cost of shares redeemed	(79,021,350)	(164,010,986)	(16,018,744)	(41,791,083)
Net increase (decrease) in net assets resulting from capital share transactions	(45,939,856)	581,919,109	(12,176,301)	10,033,400
Net increase (decrease) in net assets	102,734,299	(450,654,309)	10,827,606	(95,810,738)
NET ASSETS:
Beginning of year or period	961,352,061	1,412,006,370	187,409,180	283,219,918
End of year or period	$1,064,086,360	$961,352,061	$198,236,786	$187,409,180
See Accompanying Notes to Financial Statements

Financial Highlights

Selected data for a share of beneficial interest outstanding throughout each year or period.
		Income (loss) from investment operations			Less Distributions							Ratios to average net assets				Supplemental Data
	Net asset value, beginning of year or period	Net investment income (loss)	Net realized and unrealized gain (loss)	Total from investment operations	From net investment income	From net realized gains	From return of capital	Total distributions	Payment by affiliate	Net asset value, end of year or period	Total Return(1)	Expenses before reductions/additions(2)(3)(4)	Expenses net of fee waivers and/or recoupments if any(2)(3)(4)	Expenses net of all reductions/additions(2)(3)(4)	Net investment income (loss)(2)(3)	Net assets, end of year or period	Portfolio turnover rate
Year or period ended	($)	($)	($)	($)	($)	($)	($)	($)	($)	($)	(%)	(%)	(%)	(%)	(%)	($000’s)	(%)
Voya MidCap Opportunities Portfolio
Class ADV
06-30-23+	2.25	(0.01)•	0.36	0.35	—	—	—	—	—	2.60	15.56	1.49	1.16	1.16	(0.52)	124,284	45
12-31-22	15.67	(0.02)•	(4.47)	(4.49)	—	8.85	0.07	8.92	—	2.25	(25.49)	1.47	1.16	1.16	(0.51)	115,012	45
12-31-21	16.43	(0.13)•	1.99	1.86	—	2.62	—	2.62	—	15.67	11.57	1.35	1.16	1.16	(0.79)	180,187	66
12-31-20	12.46	(0.09)	4.86	4.77	0.00*	0.80	—	0.80	—	16.43	40.50	1.37	1.16	1.16	(0.65)	185,463	91
12-31-19	11.07	(0.01)	3.09	3.08	0.01	1.68	—	1.69	—	12.46	28.68	1.29	1.16	1.16	(0.10)	154,333	95
12-31-18	13.44	(0.04)	(0.87)	(0.91)	—	1.46	—	1.46	—	11.07	(7.98)	1.28	1.16	1.16	(0.30)	141,404	102
Class I
06-30-23+	4.12	(0.00)*•	0.65	0.65	—	—	—	—	—	4.77	15.78	0.99	0.66	0.66	(0.02)	707,501	45
12-31-22	18.11	(0.00)*•	(5.06)	(5.06)	—	8.85	0.07	8.92	—	4.12	(25.07)	0.97	0.66	0.66	(0.01)	633,556	45
12-31-21	18.54	(0.05)•	2.24	2.19	—	2.62	—	2.62	—	18.11	12.07	0.85	0.66	0.66	(0.29)	905,105	66
12-31-20	13.92	(0.02)	5.46	5.44	0.01	0.81	—	0.82	—	18.54	41.14	0.87	0.66	0.66	(0.15)	880,212	91
12-31-19	12.17	0.05	3.42	3.47	0.04	1.68	—	1.72	—	13.92	29.34	0.79	0.66	0.66	0.40	797,161	95
12-31-18	14.56	0.03	(0.96)	(0.93)	—	1.46	—	1.46	—	12.17	(7.48)	0.78	0.66	0.66	0.20	721,478	102
Class R6
06-30-23+	4.11	(0.00)*•	0.65	0.65	—	—	—	—	—	4.76	15.82	0.83	0.66	0.66	(0.02)	110,517	45
12-31-22	18.11	(0.00)*•	(5.07)	(5.07)	—	8.85	0.07	8.92	—	4.11	(25.12)	0.83	0.66	0.66	(0.01)	95,236	45
12-31-21	18.53	(0.05)•	2.25	2.20	—	2.62	—	2.62	—	18.11	12.14	0.77	0.66	0.66	(0.29)	135,451	66
12-31-20	13.92	(0.02)	5.46	5.44	0.01	0.82	—	0.83	—	18.53	41.11	0.78	0.66	0.66	(0.16)	126,339	91
12-31-19	12.17	0.05	3.42	3.47	0.04	1.68	—	1.72	—	13.92	29.34	0.79	0.66	0.66	0.45	76,595	95
12-31-18	14.56	0.02	(0.95)	(0.93)	—	1.46	—	1.46	—	12.17	(7.48)	0.78	0.66	0.66	0.22	32,929	102
Class S
06-30-23+	2.87	(0.00)*•	0.45	0.45	—	—	—	—	—	3.32	15.68	1.24	0.91	0.91	(0.27)	83,549	45
12-31-22	16.47	(0.01)•	(4.66)	(4.67)	—	8.85	0.07	8.92	—	2.87	(25.20)	1.22	0.91	0.91	(0.27)	81,784	45
12-31-21	17.11	(0.09)•	2.07	1.98	—	2.62	—	2.62	—	16.47	11.83	1.10	0.91	0.91	(0.53)	135,499	66
12-31-20	12.93	(0.06)	5.06	5.00	0.01	0.81	—	0.82	—	17.11	40.76	1.12	0.91	0.91	(0.40)	1,046,030	91
12-31-19	11.41	0.02	3.20	3.22	0.02	1.68	—	1.70	—	12.93	29.06	1.04	0.91	0.91	0.15	882,543	95
12-31-18	13.77	(0.01)	(0.89)	(0.90)	—	1.46	—	1.46	—	11.41	(7.70)	1.03	0.91	0.91	(0.05)	836,518	102
Class S2
06-30-23+	2.61	(0.01)•	0.42	0.41	—	—	—	—	—	3.02	15.71	1.39	1.06	1.06	(0.42)	38,235	45
12-31-22	16.14	(0.02)•	(4.58)	(4.60)	—	8.85	0.07	8.92	—	2.61	(25.41)	1.37	1.06	1.06	(0.41)	35,764	45
12-31-21	16.84	(0.12)•	2.04	1.92	—	2.62	—	2.62	—	16.14	11.65	1.25	1.06	1.06	(0.69)	55,765	66
12-31-20	12.75	(0.08)	4.97	4.89	0.00*	0.80	—	0.80	—	16.84	40.56	1.27	1.06	1.06	(0.55)	57,255	91
12-31-19	11.28	(0.00)*	3.16	3.16	0.01	1.68	—	1.69	—	12.75	28.89	1.19	1.06	1.06	0.00*	46,493	95
12-31-18	13.66	(0.03)	(0.89)	(0.92)	—	1.46	—	1.46	—	11.28	(7.92)	1.18	1.06	1.06	(0.20)	41,818	102
See Accompanying Notes to Financial Statements

Financial Highlights (continued)

		Income (loss) from investment operations			Less Distributions							Ratios to average net assets				Supplemental Data
	Net asset value, beginning of year or period	Net investment income (loss)	Net realized and unrealized gain (loss)	Total from investment operations	From net investment income	From net realized gains	From return of capital	Total distributions	Payment by affiliate	Net asset value, end of year or period	Total Return(1)	Expenses before reductions/additions(2)(3)(4)	Expenses net of fee waivers and/or recoupments if any(2)(3)(4)	Expenses net of all reductions/additions(2)(3)(4)	Net investment income (loss)(2)(3)	Net assets, end of year or period	Portfolio turnover rate
Year or period ended	($)	($)	($)	($)	($)	($)	($)	($)	($)	($)	(%)	(%)	(%)	(%)	(%)	($000’s)	(%)
Voya SmallCap Opportunities Portfolio
Class ADV
06-30-23+	12.95	(0.05)•	1.65	1.60	—	—	—	—	—	14.55	12.36	1.56	1.35	1.35	(0.78)	48,131	55
12-31-22	22.82	(0.14)•	(5.37)	(5.51)	—	4.34	0.02	4.36	—	12.95	(23.48)	1.56	1.35	1.35	(0.91)	44,505	179
12-31-21	24.47	(0.23)•	1.33	1.10	—	2.75	—	2.75	—	22.82	4.14	1.52	1.35	1.35	(0.96)	66,518	128
12-31-20	19.57	(0.17)	5.17	5.00	—	0.10	—	0.10	—	24.47	25.74	1.57	1.35	1.35	(0.81)	68,635	145
12-31-19	18.21	(0.12)	4.57	4.45	—	3.09	—	3.09	—	19.57	25.09	1.38	1.38	1.38	(0.63)	67,555	133
12-31-18	26.04	(0.12)	(3.11)	(3.23)	—	4.60	—	4.60	—	18.21	(16.29)	1.37	1.37	1.37	(0.50)	61,957	108
Class I
06-30-23+	16.34	(0.02)•	2.08	2.06	—	—	—	—	—	18.40	12.61	1.06	0.85	0.85	(0.28)	123,901	55
12-31-22	27.13	(0.08)•	(6.35)	(6.43)	—	4.34	0.02	4.36	—	16.34	(23.09)	1.06	0.85	0.85	(0.41)	117,865	179
12-31-21	28.47	(0.13)•	1.54	1.41	—	2.75	—	2.75	—	27.13	4.67	1.02	0.85	0.85	(0.46)	167,668	128
12-31-20	22.64	(0.08)	6.01	5.93	—	0.10	—	0.10	—	28.47	26.35	1.07	0.85	0.85	(0.31)	182,625	145
12-31-19	20.57	(0.03)	5.19	5.16	—	3.09	—	3.09	—	22.64	25.70	0.88	0.88	0.88	(0.13)	199,372	133
12-31-18	28.72	0.00*	(3.55)	(3.55)	—	4.60	—	4.60	—	20.57	(15.87)	0.87	0.87	0.87	0.00*	182,621	108
Class R6
06-30-23+	16.33	(0.03)•	2.09	2.06	—	—	—	—	—	18.39	12.61	0.90	0.85	0.85	(0.29)	1,103	55
12-31-22	27.12	(0.09)•	(6.34)	(6.43)	—	4.34	0.02	4.36	—	16.33	(23.10)	0.90	0.85	0.85	(0.43)	1,284	179
12-31-21	28.47	(0.14)•	1.54	1.40	—	2.75	—	2.75	—	27.12	4.63	0.87	0.85	0.85	(0.47)	9,278	128
12-31-20	22.64	(0.08)	6.01	5.93	—	0.10	—	0.10	—	28.47	26.35	0.89	0.85	0.85	(0.31)	15,147	145
12-31-19	20.57	(0.03)	5.19	5.16	—	3.09	—	3.09	—	22.64	25.71	0.88	0.88	0.88	(0.13)	20,997	133
12-31-18	28.72	0.00*	(3.55)	(3.55)	—	4.60	—	4.60	—	20.57	(15.87)	0.87	0.87	0.87	0.00*	23,066	108
Class S
06-30-23+	14.19	(0.04)•	1.82	1.78	—	—	—	—	—	15.97	12.54	1.31	1.10	1.10	(0.53)	24,594	55
12-31-22	24.39	(0.11)•	(5.73)	(5.84)	—	4.34	0.02	4.36	—	14.19	(23.30)	1.31	1.10	1.10	(0.66)	23,286	179
12-31-21	25.92	(0.19)•	1.41	1.22	—	2.75	—	2.75	—	24.39	4.38	1.27	1.10	1.10	(0.72)	38,269	128
12-31-20	20.67	(0.13)	5.48	5.35	—	0.10	—	0.10	—	25.92	26.06	1.32	1.10	1.10	(0.56)	43,862	145
12-31-19	19.05	(0.08)	4.79	4.71	—	3.09	—	3.09	—	20.67	25.38	1.13	1.13	1.13	(0.38)	43,527	133
12-31-18	26.98	(0.06)	(3.27)	(3.33)	—	4.60	—	4.60	—	19.05	(16.09)	1.12	1.12	1.12	(0.25)	45,898	108
Class S2
06-30-23+	13.41	(0.05)•	1.72	1.67	—	—	—	—	—	15.08	12.45	1.46	1.25	1.25	(0.68)	508	55
12-31-22	23.41	(0.14)•	(5.50)	(5.64)	—	4.34	0.02	4.36	—	13.41	(23.43)	1.46	1.25	1.25	(0.81)	470	179
12-31-21	25.01	(0.22)•	1.37	1.15	—	2.75	—	2.75	—	23.41	4.25	1.42	1.25	1.25	(0.89)	1,487	128
12-31-20	19.98	(0.16)	5.29	5.13	—	0.10	—	0.10	—	25.01	25.86	1.47	1.25	1.25	(0.71)	3,080	145
12-31-19	18.53	(0.12)	4.66	4.54	—	3.09	—	3.09	—	19.98	25.15	1.28	1.28	1.28	(0.53)	3,263	133
12-31-18	26.39	(0.11)	(3.15)	(3.26)	—	4.60	—	4.60	—	18.53	(16.18)	1.27	1.27	1.27	(0.41)	3,377	108

(1)
Total return is calculated assuming reinvestment of all dividends, capital gain distributions and return of capital distributions, if any, at net asset value and does not reflect the effect of insurance contract charges. Total return for periods less than one year is not annualized.

(2)
Annualized for periods less than one year.

(3)
Ratios reflect operating expenses of a Portfolio. Expenses before reductions/additions do not reflect amounts reimbursed or recouped by the Investment Adviser and/or Distributor or reductions from brokerage service arrangements or other expense offset arrangements and do not represent

See Accompanying Notes to Financial Statements

Financial Highlights (continued)

the amount paid by a Portfolio during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the Investment Adviser and/or Distributor or recoupment of previously reimbursed fees by the Investment Adviser, but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions/additions represent the net expenses paid by a Portfolio. Net investment income (loss) is net of all such additions or reductions.
(4)
Ratios do not include fees and expenses charged under the variable annuity contract or variable life insurance policy.

+
Unaudited.

•
Calculated using average number of shares outstanding throughout the year or period.

*
Amount is less than $0.005 or 0.005% or more than $(0.005) or (0.005)%.

See Accompanying Notes to Financial Statements

NOTES TO FINANCIAL STATEMENTS as of June 30, 2023 (Unaudited)

NOTE 1 — ORGANIZATION
Voya Variable Products Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company and was organized as a Massachusetts business trust on December 17, 1993. There are two active separate investment series (each a “Portfolio” and collectively the “Portfolios”) that comprise the Trust: Voya MidCap Opportunities Portfolio (“MidCap Opportunities”) and Voya SmallCap Opportunities Portfolio (“SmallCap Opportunities”), each a diversified series of the Trust. The investment objective of the Portfolios is described in the respective Portfolio’s Prospectus.
The classes of shares included in this report are: Adviser Class (“Class ADV”), Class I, Class R6, Class S and Service 2 Class (“Class S2”). With the exception of class specific matters, each class has equal voting rights as to voting privileges. For class specific proposals, only the applicable class would have voting privileges. The classes differ principally in the applicable distribution and shareholder service fees, as well as differences in the amount of waiver of fees and reimbursement of expenses, if any. Generally, shareholders of each class also bear certain expenses that pertain to that particular class. All shareholders are allocated the common expenses of a portfolio and earn income and realized gains/losses from a portfolio pro rata based on the daily ending net assets of each class, without distinction between share classes. Expenses that are specific to a portfolio or a class are charged directly to that portfolio or class. Other operating expenses shared by several portfolios are generally allocated among those portfolios based on average net assets. Distributions are determined separately for each class based on income and expenses allocated to each class. Realized gain distributions are allocated to each class pro rata based on the shares outstanding of each class on the date of distribution. Differences in per share dividend rates generally result from differences in separate class expenses, including distribution and shareholder service fees, if any, as well as differences in the amount of waiver of fees and reimbursement of expenses between the separate classes, if any.
Voya Investments, LLC (“Voya Investments” or the “Investment Adviser”), an Arizona limited liability company, serves as the Investment Adviser to the Portfolios. Voya Investment Management Co. LLC (“Voya IM” or the “Sub-Adviser”), a Delaware limited liability company, serves as the Sub-Adviser to the Portfolios. Voya Investments Distributor, LLC (“VID” or the “Distributor”), a Delaware limited liability company, serves as the principal underwriter to the Portfolios.
NOTE 2 — SIGNIFICANT ACCOUNTING POLICIES
The following significant accounting policies are consistently followed by the Portfolios in the preparation of their financial statements. Each Portfolio is considered an investment company under U.S. generally accepted accounting principles (“GAAP”) and follows the accounting and reporting guidance applicable to investment companies.
A. Security Valuation. Each Portfolio is open for business every day the New York Stock Exchange (“NYSE”) opens for regular trading (each such day, a “Business Day”). The net asset value (“NAV”) per share for each class of each Portfolio is determined each Business Day as of the close of the regular trading session (“Market Close”), as determined by the Consolidated Tape Association (“CTA”), the central distributor of transaction prices for exchange-traded securities (normally 4:00 p.m. Eastern time unless otherwise designated by the CTA). The NAV per share of each class of each Portfolio is calculated by taking the value of the Portfolio’s assets attributable to that class, subtracting the Portfolio’s liabilities attributable to that class, and dividing by the number of shares of that class that are outstanding. On days when a Portfolio is closed for business, Portfolio shares will not be priced and a Portfolio does not transact purchase and redemption orders. To the extent a Portfolio’s assets are traded in other markets on days when a Portfolio does not price its shares, the value of a Portfolio’s assets will likely change and you will not be able to purchase or redeem shares of a Portfolio.
Portfolio securities for which market quotations are readily available are valued at market value. Investments in open-end registered investment companies that do not trade on an exchange are valued at the end of day NAV per share. The prospectuses of the open-end registered investment companies in which each Portfolio may invest explain the circumstances under which they will use fair value pricing and the effects of using fair value pricing. Foreign securities’ prices are converted into U.S. dollar amounts using the applicable exchange rates as of Market Close.
When a market quotation for a portfolio security is not readily available or is deemed unreliable (for example when trading has been halted or there are unexpected market closures or other material events that would suggest that the market quotation is unreliable) and for purposes of determining the value of other Portfolio assets, the asset is priced at its fair value. The Board has designated the Investment Adviser, as the valuation designee, to make fair value determinations in good faith. In determining the fair value of each Portfolio’s assets, the

NOTES TO FINANCIAL STATEMENTS as of June 30, 2023 (Unaudited) (continued)

NOTE 2 — SIGNIFICANT ACCOUNTING POLICIES (continued)

Investment Adviser, pursuant to its fair valuation policy, may consider inputs from pricing service providers, broker-dealers, or each Portfolio’s sub-adviser(s). Issuer specific events, transaction price, position size, nature and duration of restrictions on disposition of the security, market trends, bid/ask quotes of brokers and other market data may be reviewed in the course of making a good faith determination of an asset’s fair value. Because trading hours for certain foreign securities end before Market Close, closing market quotations may become unreliable. The prices of foreign securities will generally be adjusted based on inputs from an independent pricing service that are intended to reflect valuation changes through the NYSE close. Because of the inherent uncertainties of fair valuation, the values used to determine each Portfolio’s NAV may materially differ from the value received upon actual sale of those investments. Thus, fair valuation may have an unintended dilutive or accretive effect on the value of shareholders’ investments in each Portfolio.
The Portfolios’ financial instruments are valued at the close of the NYSE and are reported at fair value, which GAAP defines as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date.
Various valuation techniques and inputs are used to determine the fair value of financial instruments. GAAP establishes the following fair value hierarchy that categorizes the inputs used to measure fair value:
Level 1 — quoted prices (unadjusted) in active markets for identical financial instruments that the portfolio can access at the reporting date.
Level 2 — inputs other than Level 1 quoted prices that are observable, either directly or indirectly (including, but not limited to, quoted prices for similar financial instruments in active markets, quoted prices for identical or similar financial instruments in inactive markets, interest rates and yield curves, implied volatilities, and credit spreads).
Level 3 — unobservable inputs (including the portfolio’s own assumptions in determining fair value).
Observable inputs are developed using market data, such as publicly available information about actual events or transactions, and reflect the assumptions that market participants would use to price the financial instrument. Unobservable inputs are those for which market data are not available and are developed using the best information available about the assumptions that market participants would use to price the financial instrument. GAAP requires valuation techniques to maximize the use of relevant observable inputs and minimize the use of unobservable inputs. When multiple inputs are used to derive fair value, the financial instrument is assigned to the level within the fair value hierarchy based on the lowest-level input that is significant to the fair value of the financial instrument. Input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level but rather the degree of judgment used in determining those values.
A table summarizing each Portfolio’s investments under these levels of classification is included within each Portfolio of Investments.
Each investment asset or liability of the Portfolios is assigned a level at measurement date based on the significance and source of the inputs to its valuation. Quoted prices in active markets for identical securities are classified as “Level 1,” inputs other than quoted prices for an asset or liability that are observable are classified as “Level 2” and significant unobservable inputs, including the Sub-Adviser’s or Pricing Committee’s judgment about the assumptions that a market participant would use in pricing an asset or liability are classified as “Level 3.” The inputs used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Short-term securities of sufficient credit quality are generally considered to be Level 2 securities under applicable accounting rules. A table summarizing the Portfolios’ investments under these levels of classification is included within the Portfolio of Investments.
GAAP requires a reconciliation of the beginning to ending balances for reported fair values that presents changes attributable to total realized and unrealized gains or losses, purchases and sales, and transfers in or out of the Level 3 category during the period. A reconciliation of Level 3 investments within the Portfolio of Investments is presented only when a Portfolio has a significant amount of Level 3 investments.
B. Securities Transactions and Revenue Recognition. Securities transactions are accounted for on the trade date. Realized gains and losses are reported on the basis of identified cost of securities sold. Interest income is recorded on an accrual basis. Dividend income is recorded on the ex-dividend date, or for certain foreign securities, when the information becomes available to the Portfolios. Premium amortization and discount accretion are determined by the effective yield method.
C. Foreign Currency Translation. The books and records of the Portfolios are maintained in U.S. dollars. Any foreign currency amounts are translated into U.S. dollars on the following basis:
(1)
Market value of investment securities, other assets and liabilities — at the exchange rates prevailing at Market Close.

NOTES TO FINANCIAL STATEMENTS as of June 30, 2023 (Unaudited) (continued)

NOTE 2 — SIGNIFICANT ACCOUNTING POLICIES (continued)

(2)
Purchases and sales of investment securities, income and expenses — at the rates of exchange prevailing on the respective dates of such transactions.

Although the net assets and the market values are presented at the foreign exchange rates at Market Close, the Portfolios do not isolate the portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gains or losses from investments. For securities which are subject to foreign withholding tax upon disposition, liabilities are recorded on the Statements of Assets and Liabilities for the estimated tax withholding based on the securities’ current market value. Upon disposition, realized gains or losses on such securities are recorded net of foreign withholding tax.
Reported net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, the difference between the amounts of dividends, interest, and foreign withholding tax reclaims recorded on each Portfolios’ books, and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities other than investments in securities, resulting from changes in the exchange rate. Foreign security and currency transactions may involve certain considerations and risks not typically associated with investing in U.S. companies and U.S. government securities. These risks include, but are not limited to, revaluation of currencies and future adverse political and economic developments which could cause securities and their markets to be less liquid and prices more volatile than those of comparable U.S. companies and U.S. government securities. The foregoing risks are even greater with respect to securities of issuers in emerging markets.
D. Distributions to Shareholders. The Portfolios record distributions to their shareholders on the ex-dividend date. Dividends from net investment income are declared and paid quarterly by each Portfolio. Each Portfolio distributes capital gains, if any, annually. The Portfolios may make distributions on a more frequent basis to comply with the distribution requirements of the Internal Revenue Code. The characteristics of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from GAAP for investment companies.
E. Federal Income Taxes. It is the policy of each Portfolio to comply with the requirements of subchapter M of the Internal Revenue Code that are applicable to regulated investment companies and to distribute substantially all of its net investment income and any net realized capital gains to its shareholders. Therefore, a federal income tax or excise tax provision is not required. Management has considered the sustainability of the Portfolios’ tax positions taken on federal income tax returns for all open tax years in making this determination. No capital gain distributions shall be made until the capital loss carryforwards have been fully utilized.
The Portfolios may utilize equalization accounting for tax purposes, whereby a portion of redemption payments are treated as distributions of income or gain.
F. Use of Estimates. The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.
G. Repurchase Agreements. Each Portfolio may invest in repurchase agreements only with government securities dealers recognized by the Board of Governors of the Federal Reserve System. Under such agreements, the seller of the security agrees to repurchase it at a mutually agreed upon time and price. The resale price is in excess of the purchase price and reflects an agreed upon interest rate for the period of time the agreement is outstanding. The period of the repurchase agreements is usually short, from overnight to one week, while the underlying securities generally have longer maturities. Each Portfolio will receive as collateral securities acceptable to it whose market value is equal to at least 100% of the carrying amount of the repurchase agreements, plus accrued interest, being invested by a Portfolio. The underlying collateral is valued daily on a mark-to-market basis to assure that the value, including accrued interest, is at least equal to the repurchase price. If the seller defaults, a Portfolio might incur a loss or delay in the realization of proceeds if the value of the security collateralizing the repurchase agreement declines, and may incur disposition costs in liquidating the collateral.
H. Securities Lending. Each Portfolio may temporarily loan up to 33% of its total assets to brokers, dealers or other financial institutions in exchange for a negotiated lender’s fee. Securities lending involves two primary risks: “investment risk” and “borrower default risk.” When lending

NOTES TO FINANCIAL STATEMENTS as of June 30, 2023 (Unaudited) (continued)

NOTE 2 — SIGNIFICANT ACCOUNTING POLICIES (continued)

securities, the Portfolios will receive cash or U.S. government securities as collateral. Investment risk is the risk that the Portfolios will lose money from the investment of the cash collateral received from the borrower. Borrower default risk is the risk that the Portfolios will lose money due to the failure of a borrower to return a borrowed security. Loans are subject to termination at the option of the borrower or the Portfolios. Securities lending may result in leverage. The use of leverage may exaggerate any increase or decrease in the NAV, causing the Portfolios to be more volatile. The use of leverage may increase expenses and increase the impact of the Portfolios’ other risks.
I. Restricted Securities. Each Portfolio may invest in restricted securities, which include those sold under Rule 144A of the Securities Act of 1933, as amended (“1933 Act”) or securities offered pursuant to Section 4(a)(2) of the 1933 Act, and/or are subject to legal or contractual restrictions on resale and may not be publicly sold without registration under the 1933 Act. Restricted securities are fair valued using market quotations when readily available. In the absence of market quotations, the securities are valued based upon their fair value determined in good faith under procedures approved by the Board.
Securities that are not registered for sale to the public under the 1933 Act are referred to as “restricted securities.” These securities may be sold in private placement transactions between issuers and their purchasers and may be neither listed on an exchange nor traded in other established markets. Many times these securities are subject to legal or contractual restrictions on resale. As a result of the absence of a public trading market, the prices of these securities may be more volatile, less liquid and more difficult to value than publicly traded securities. The price realized from the sale of these securities could be less than the amount originally paid or less than their fair value if they are resold in privately negotiated transactions. In addition, these securities may not be subject to disclosure and other investment protection requirements that are afforded to publicly traded securities. Certain investments may include investment in smaller, less seasoned issuers, which may involve greater risk.
J. Indemnifications. In the normal course of business, the Trust may enter into contracts that provide certain indemnifications. The Trust’s maximum exposure under these arrangements is dependent on future claims that may be made against the Portfolios and, therefore, cannot be estimated; however, based on experience, management considers the risk of loss from such claims remote.
NOTE 3 — INVESTMENT TRANSACTIONS
For the period ended June 30, 2023, the cost of purchases and the proceeds from the sales of securities, excluding short-term securities, were as follows:
	Purchases	Sales
MidCap Opportunities	$450,286,986	$489,213,712
SmallCap Opportunities	103,229,087	117,345,642
NOTE 4 — INVESTMENT MANAGEMENT FEES
The Portfolios have entered into an investment management agreement (“Management Agreement”) with the Investment Adviser. The Investment Adviser has overall responsibility for the management of the Portfolios. The Investment Adviser oversees all investment management and portfolio management services for the Portfolios and assists in managing and supervising all aspects of the general day-to-day business activities and operations of the Portfolios, including custodial, transfer agency, dividend disbursing, accounting, auditing, compliance and related services. This Management Agreement compensates the Investment Adviser with a management fee, computed daily and payable monthly, based on the average daily net assets of each Portfolio, at the following annual rates:
MidCap Opportunities	0.85% on the first $250 million; 0.80% on the next $400 million; 0.75% on the next $450 million; and 0.70% in excess of $1.1 billion
SmallCap Opportunities	0.85% on the first $250 million; 0.80% on the next $250 million; 0.75% on the next $250 million; 0.70% on the next $250 million; and 0.65% in excess of $1 billion
The Investment Adviser has entered into a sub-advisory agreement with Voya IM with respect to each Portfolio. Voya IM provides investment advice for the Portfolios and is paid by the Investment Adviser based on the average daily net assets of each respective Portfolio. Subject to such policies as the Board or the Investment Adviser may determine, Voya IM manages the Portfolios’ assets in accordance with the Portfolios’ investment objectives, policies, and limitations.
NOTE 5 — DISTRIBUTION AND SERVICE FEES
Class ADV and Class S2 shares of the respective Portfolios are subject to a shareholder service and distribution plan (the “Plan”). Under the Plan, the Distributor is paid an annual shareholder service fee at the rate of 0.25% of the average daily net assets attributable to its Class ADV and Class S2 shares. The Distributor is

NOTES TO FINANCIAL STATEMENTS as of June 30, 2023 (Unaudited) (continued)

NOTE 5 — DISTRIBUTION AND SERVICE FEES (continued)

paid an annual distribution fee at the rate of 0.25% of the average daily net assets attributable to its Class ADV shares and the Distributor is paid an annual distribution fee at the rate of 0.15% of the average daily net assets attributable to its Class S2 shares.
Class S shares of the Portfolios are subject to a shareholder services plan (the “Shareholder Services Plan”). Under the Shareholder Services Plan, each Portfolio pays the Distributor a fee calculated at an annual rate of 0.25% of average daily net assets attributable to its Class S shares as compensation for services the Distributor provides and expenses it bears in connection with shareholder services rendered to Portfolio shareholders and the maintenance of shareholders’ accounts.
NOTE 6 — OTHER TRANSACTIONS WITH AFFILIATES AND RELATED PARTIES
At June 30, 2023, the following direct or indirect, wholly-owned subsidiaries of Voya Financial, Inc. owned more than 5% of the following Portfolios:
Subsidiary	Portfolio	Percentage
ReliaStar Life Insurance Company	SmallCap Opportunities	15.19%
Voya Institutional Trust Company	MidCap Opportunities	40.98
	SmallCap Opportunities	31.92
Voya Retirement Insurance and Annuity Company	MidCap Opportunities	50.29
	SmallCap Opportunities	38.79
The Investment Adviser may direct the Portfolios’ Sub-Adviser to use its best efforts (subject to obtaining best execution of each transaction) to allocate a Portfolio’s equity security transactions through certain designated broker-dealers. The designated broker-dealer, in turn, will reimburse a portion of the brokerage commissions to pay certain expenses of that Portfolio. Any amounts credited to the Portfolios are reflected as brokerage commission recapture on the accompanying Statements of Operations.
The Portfolios have adopted a deferred compensation plan (the “DC Plan”), which allows eligible independent trustees, as described in the DC Plan, to defer the receipt of all or a portion of the trustees’ fees that they are entitled to receive from the Portfolios. For purposes of determining the amount owed to the trustee under the DC Plan, the amounts deferred are invested in shares of the funds selected by the trustee (the “Notional Funds”). When the Portfolios purchase shares of the Notional Funds, which are all advised by Voya Investments, in amounts equal to the trustees’ deferred fees, this results in a Portfolio asset equal to the deferred compensation liability. Such assets, if applicable, are included as a component of “Other assets”
on the accompanying Statements of Assets and Liabilities. Deferral of trustees’ fees under the DC Plan will not affect net assets of the Portfolios, and will not materially affect the Portfolios’ assets, liabilities or net investment income per share. Amounts will be deferred until distributed in accordance with the DC Plan.
The Portfolios may pay per account fees to affiliates of Voya Investments for recordkeeping services provided on certain assets. For the period ended June 30, 2023, the per account fees for affiliated recordkeeping services paid by each Portfolio were as follows:
Portfolio	Amount
MidCap Opportunities	$730,966
SmallCap Opportunities	151,891
NOTE 7 — EXPENSE LIMITATION AGREEMENTS
The Investment Adviser has entered into a written expense limitation agreement (“Expense Limitation Agreement”) with each Portfolio whereby the Investment Adviser has agreed to limit the expenses excluding interest, taxes, investment-related costs, leverage expenses, extraordinary expenses, and acquired fund fees and expenses to the levels listed below:
Portfolio	Class ADV	Class I	Class R6	Class S	Class S2
MidCap Opportunities	1.40%	0.90%	0.90%	1.10%	1.30%
SmallCap Opportunities	1.42%	0.92%	0.92%	1.17%	1.32%
Pursuant to side letter agreements, through May 1, 2024, the Investment Adviser has further lowered the expense limits for each Portfolio. If the Investment Adviser elects not to renew a side letter agreement, the expense limits will revert to the limits listed in the table above. There is no guarantee that these side letter agreements will continue. Termination or modification of these obligations requires approval by the Board.
Portfolio	Class ADV	Class I	Class R6	Class S	Class S2
MidCap Opportunities(1)	1.16%	0.66%	0.66%	0.91%	1.06%
SmallCap Opportunities(1)	1.35%	0.85%	0.85%	1.10%	1.25%

(1)
Any fees waived pursuant to the side letter agreement shall not be eligible for recoupment.

Unless otherwise specified above, the Investment Adviser may at a later date recoup from a Portfolio for fees waived and/or other expenses reimbursed by the Investment Adviser during the previous 36 months, but only if, after such recoupment, a Portfolio’s expense ratio does not exceed the percentage described above. Waived and reimbursed fees net of any recoupment by the Investment

NOTES TO FINANCIAL STATEMENTS as of June 30, 2023 (Unaudited) (continued)

NOTE 7 — EXPENSE LIMITATION AGREEMENTS (continued)

Adviser of such waived and reimbursed fees are reflected on the accompanying Statements of Operations. Amounts payable by the Investment Adviser are reflected on the accompanying Statements of Assets and Liabilities.
As of June 30, 2023, the Portfolios did not have any amount of waived and/or reimbursed fees that would be subject to possible recoupment by the Investment Adviser.
The Expense Limitation Agreement is contractual through May 1, 2024 and shall renew automatically for one-year terms. Termination or modification of this obligation requires approval by the Board.
NOTE 8 — LINE OF CREDIT
Effective June 12, 2023, the Portfolios, in addition to certain other funds managed by the Investment Adviser, entered into a 364-day unsecured committed revolving line of credit agreement (the “Credit Agreement”) with The
Bank of New York Mellon (“BNY”) for an aggregate amount of $400,000,000 through June 10, 2024. The proceeds may be used only to finance temporarily: (1) the purchase or sale of investment securities; or (2) the repurchase or redemption of shares of the Portfolio or certain other funds managed by the Investment Adviser. The funds to which the line of credit is available pay a commitment fee equal to 0.15% per annum on the daily unused portion of the committed line amount payable quarterly in arrears. Prior to June 12, 2023, the predecessor line of credit was for an aggregate amount of $400,000,000 and the funds to which the line of credit was available paid a commitment fee equal to 0.15% per annum on the daily unused portion of the committed line amount through June 12, 2023.
Borrowings under the Credit Agreement accrue interest at the federal funds rate plus a specified margin. Repayments generally must be made within 60 days after the date of a revolving credit advance.
The Portfolios did not utilize the line of credit during the period ended June 30, 2023.

NOTE 9 — CAPITAL SHARES
Transactions in capital shares and dollars were as follows:
	Shares sold	Shares issued in merger	Reinvestment of distributions	Shares redeemed	Net increase (decrease) in shares outstanding	Shares sold	Proceeds from shares issued in merger	Reinvestment of distributions	Shares redeemed	Net increase (decrease)
Year or period ended	#	#	#	#	#	($)	($)	($)	($)	($)
MidCap Opportunities
Class ADV
6/30/2023	888,303	—	—	(4,207,206)	(3,318,903)	2,091,992	—	—	(10,131,457)	(8,039,465)
12/31/2022	986,705	—	44,861,361	(6,268,178)	39,579,888	4,613,051	—	95,554,698	(25,181,724)	74,986,025
Class I
6/30/2023	4,139,545	—	—	(9,700,274)	(5,560,729)	17,679,059	—	—	(42,957,269)	(25,278,210)
12/31/2022	5,438,176	—	110,724,754	(12,286,219)	103,876,711	37,786,062	—	430,719,295	(85,083,409)	383,421,948
Class R6
6/30/2023	2,564,811	—	—	(2,527,534)	37,277	11,289,071	—	—	(10,995,196)	293,875
12/31/2022	1,975,804	—	16,870,323	(3,149,474)	15,696,653	15,006,875	—	65,456,854	(21,443,608)	59,020,121
Class S
6/30/2023	521,432	—	—	(3,863,609)	(3,342,177)	1,593,608	—	—	(11,709,387)	(10,115,779)
12/31/2022	523,004	—	23,620,769	(3,847,327)	20,296,446	3,110,409	—	64,012,285	(24,870,381)	42,252,313
Class S2
6/30/2023	154,182	—	—	(1,187,070)	(1,032,888)	427,764	—	—	(3,228,041)	(2,800,277)
12/31/2022	222,959	—	11,499,185	(1,485,847)	10,236,297	1,267,579	—	28,402,987	(7,431,864)	22,238,702
SmallCap Opportunities
Class ADV
6/30/2023	68,933	—	—	(197,614)	(128,681)	925,995	—	—	(2,741,201)	(1,815,206)
12/31/2022	97,163	—	939,396	(515,750)	520,809	1,705,306	—	11,751,845	(8,715,143)	4,742,008
Class I
6/30/2023	139,441	—	—	(620,652)	(481,211)	2,428,457	—	—	(10,918,043)	(8,489,586)
12/31/2022	288,985	—	1,589,832	(846,586)	1,032,231	5,353,193	—	25,023,950	(17,533,551)	12,843,592
Class R6
6/30/2023	4,646	—	—	(23,283)	(18,637)	82,085	—	—	(415,501)	(333,416)
12/31/2022	18,472	—	17,080	(299,083)	(263,531)	397,650	—	268,673	(7,010,738)	(6,344,415)
Class S
6/30/2023	24,518	—	—	(124,837)	(100,319)	369,211	—	—	(1,887,777)	(1,518,566)
12/31/2022	61,234	—	438,853	(428,711)	71,376	1,122,479	—	6,007,892	(7,690,805)	(560,434)
Class S2
6/30/2023	2,550	—	—	(3,874)	(1,324)	36,695	—	—	(56,222)	(19,527)
12/31/2022	5,114	—	8,225	(41,833)	(28,494)	86,984	—	106,511	(840,846)	(647,351)

NOTES TO FINANCIAL STATEMENTS as of June 30, 2023 (Unaudited) (continued)

NOTE 10 — SECURITIES LENDING
Under a Master Securities Lending Agreement (the “Agreement”) with BNY, the Portfolios can lend their securities to approved brokers, dealers and other financial institutions. Loans are collateralized by cash and U.S. government securities. The collateral must be equal to at least 105% of the market value of non-U.S. securities loaned and 102% of the market value of U.S. securities loaned. The market value of the loaned securities is determined at Market Close of the Portfolios at their last sale price or official closing price on the principal exchange or system on which they are traded and any additional collateral is delivered to the Portfolios on the next business day. The cash collateral received is invested in approved investments as defined in the Agreement with BNY. The Portfolios bear the risk of loss with respect to the investment of collateral with the following exception: BNY provides the Portfolios indemnification from loss with respect to the investment of collateral to the extent the cash collateral is invested in overnight repurchase agreements.
Cash collateral received in connection with securities lending is invested in cash equivalents, money market funds, repurchase agreements with maturities of not more than 99 days that are collateralized with U.S. Government securities, or certain short-term investments that have a remaining maturity of 190 days or less (“Permitted Investments”). Short-term investments include: securities, units, shares or other participations in short-term investment funds, pools or trusts; commercial paper, notes, bonds or other debt obligations, certificates of deposit, time deposits and other bank obligations and asset-backed commercial paper backed by diversified receivables and repurchase-backed programs. Permitted Investments are subject to certain guidelines established by the Adviser regarding liquidity, diversification, credit quality and average credit life/duration requirements. The securities purchased with cash collateral received are reflected in the Portfolio of Investments under Short-Term Investments.
Generally, in the event of counterparty default, the Portfolios have the right to use the collateral to offset losses incurred. The Agreement contains certain guarantees by BNY in the event of counterparty default and/or a borrower’s failure to return a loaned security; however, there would be a potential loss to the Portfolios in the event the Portfolios are delayed or prevented from exercising their right to dispose of the collateral. Engaging in securities lending could have a leveraging effect, which may intensify the credit, market and other risks associated with investing in a Portfolio.
The following tables represent a summary of the Portfolios’ securities lending agreements by counterparty which are subject to offset under the Agreement as of June 30, 2023:
MidCap Opportunities
Counterparty	Securities Loaned at Value	Cash Collateral Received(1)	Net Amount
HSBC Bank PLC	$1,882,699	$(1,882,699)	$—
Wells Fargo Bank NA	16,447	(16,447)	—
Total	$1,899,146	$(1,899,146)	$—

(1)
Cash collateral with a fair value of $1,959,004 has been received in connection with the above securities lending transactions. Excess cash collateral received from the individual counterparty is not shown for financial reporting purposes.

SmallCap Opportunities
Counterparty	Securities Loaned at Value	Cash Collateral Received(1)	Net Amount
Nomura Securities International, Inc.	$2,262,209	$(2,262,209)	$—
Scotia Capital (USA) INC	363,312	(363,312)	—
UBS AG	756,872	(756,872)	—
Total	$3,382,393	$(3,382,393)	$—

(1)
Cash collateral with a fair value of $3,473,327 has been received in connection with the above securities lending transactions. Excess cash collateral received from the individual counterparty is not shown for financial reporting purposes.

NOTE 11 — FEDERAL INCOME TAXES
The amount of distributions from net investment income and net realized capital gains are determined in accordance with federal income tax regulations, which may differ from GAAP for investment companies. These book/tax differences may be either temporary or permanent. Permanent differences are reclassified within the capital accounts based on their federal tax-basis treatment; temporary differences are not reclassified. Key differences include the treatment of wash sale deferrals. Distributions in excess of net investment income and/or net realized capital gains for tax purposes are reported as return of capital.
Dividends paid by the Portfolios from net investment income and distributions of net realized short-term capital gains are, for federal income tax purposes, taxable as ordinary income to shareholders.

NOTES TO FINANCIAL STATEMENTS as of June 30, 2023 (Unaudited) (continued)

NOTE 11 — FEDERAL INCOME TAXES (continued)

The tax composition of dividends and distributions to shareholders was as follows:
	Year Ended December 31, 2022			Year Ended December 31, 2021
	Ordinary Income	Long-term Capital Gains	Return of Capital	Ordinary Income	Long-term Capital Gains
MidCap Opportunities	$184,631,927	$494,364,724	$5,149,468	$175,414,024	$143,469,617
SmallCap Opportunities	22,900,843	20,082,325	175,703	18,624,149	11,305,729
The tax-basis components of distributable earnings and the capital loss carryforwards which may be used to offset future realized capital gains for federal income tax purposes as of December 31, 2022 were:
	Unrealized Appreciation/ (Depreciation)	Capital Loss Carryforwards			Total Distributable Earnings/ (Loss)
		Amount	Character	Expiration
MidCap Opportunities	$(11,380,337)	$(77,709,584)	Short-term	None	$(89,089,921)
SmallCap Opportunities	(9,789,970)	(32,025,835)	Short-term	None	(41,815,805)
The Portfolios’ major tax jurisdictions are U.S. federal, Arizona state, and Massachusetts state.
As of June 30, 2023, no provision for income tax is required in the Portfolios’ financial statements as a result of tax positions taken on federal and state income tax returns for open tax years. The Portfolios’ federal and state income and federal excise tax returns for tax years for which the applicable statutes of limitations have not expired are subject to examination by the Internal Revenue Service and state department of revenue. Generally, the preceding four tax years remain subject to examination by these jurisdictions.
NOTE 12 — LONDON INTERBANK OFFERED RATE (“LIBOR”)
In 2017, the UK Financial Conduct Authority announced its intention to cease compelling banks to provide the quotations needed to sustain LIBOR after 2021. On March 5, 2021, ICE Benchmark Administration, the administrator of LIBOR, stated that non-U.S. dollar LIBOR reference rates and the one-week and two-month LIBOR reference rates ceased to be provided or no longer would be representative immediately after December 31, 2021 and the remaining more commonly used LIBOR settings will cease to be provided or no longer would be representative immediately after June 30, 2023. In addition, global regulators have announced that, with limited exceptions, no new LIBOR-based contracts should be entered into after 2021. Actions by regulators have resulted in the establishment of alternative reference rates to LIBOR in most major currencies (e.g., the Secured Overnight Financing Rate for U.S. Dollar LIBOR and the Sterling Overnight Interbank Average Rate for Sterling LIBOR).
Discontinuance of LIBOR and adoption/implementation of alternative rates pose a number of risks, including among others whether any substitute rate will experience the market participation and liquidity necessary to provide a workable substitute for LIBOR; the effect on parties’ existing contractual arrangements, hedging transactions, and investment strategies generally from a conversion from LIBOR to alternative rates; the effect on a Portfolio’s existing investments (including, for example, fixed-income investments, senior loans, CLOs and CDOs, and derivatives transactions), including the possibility that some of those investments may terminate or their terms may be adjusted to the disadvantage of a Portfolio; and the risk of general market disruption during the period of the conversion. It is difficult to predict at this time the likely impact of the transition away from LIBOR on a Portfolio.
NOTE 13 — LIQUIDITY
Consistent with Rule 22e-4 under the 1940 Act, the Portfolios have established a liquidity risk management program to govern their approach to managing liquidity risk (the “Program”). The Board has approved the designation of the Portfolios’ Investment Adviser, Voya Investments, as the program administrator (the “Program Administrator”). The Program Administrator is responsible for implementing and monitoring the Program and has formed a Liquidity Risk Management Committee (the “Committee”) to assess and review, on an ongoing basis, each Portfolio’s liquidity risk.
The Program includes a number of elements that support the management and assessment of liquidity risk, including an annual assessment of liquidity risk factors and the periodic classification (or re-classification, as necessary) of a Portfolio’s investments into buckets (highly liquid, moderately liquid, less liquid and illiquid) that reflect the Committee’s assessment of the investments’ liquidity under current market conditions. The Committee also utilizes Portfolio-specific data, including information regarding a Portfolio’s shareholder base, characteristics of its investments, access to borrowing arrangements and historical redemptions to determine whether a Portfolio will be able to meet its redemption obligations in a timely manner.
During the period covered by the annual assessment, January 1, 2022 through December 31, 2022, the Program supported the Portfolios’ ability to honor redemption

NOTES TO FINANCIAL STATEMENTS as of June 30, 2023 (Unaudited) (continued)

NOTE 13 — LIQUIDITY (continued)

requests in a timely manner and the Program Administrator’s management of each Portfolio’s liquidity risk, including during any periods of market volatility and net redemptions.
There can be no assurance that the Program will achieve its objectives under all circumstances in the future. Please refer to each Portfolio’s prospectus for more information regarding each Portfolio’s exposure to liquidity risk and other risks.
NOTE 14 — MARKET DISRUPTION
A Portfolio is subject to the risk that geopolitical events will disrupt securities markets and adversely affect global economies and markets. Due to the increasing interdependence among global economies and markets, conditions in one country, market, or region might adversely impact markets, issuers and/or foreign exchange rates in other countries, including the United States. Wars, terrorism, global health crises and pandemics, and other geopolitical events that have led, and may continue to lead, to increased market volatility and may have adverse short- or long-term effects on U.S. and global economies and markets generally. For example, the COVID-19 pandemic has resulted, and may continue to result, in significant market volatility, exchange suspensions and closures, declines in global financial markets, higher default rates, supply chain disruptions, and a substantial economic downturn in economies throughout the world. Natural and environmental disasters and systemic market dislocations are also highly disruptive to economies and markets. In addition, military action by Russia in Ukraine has, and may continue to, adversely affect global energy and financial markets and therefore could affect the value of a Portfolio’s investments, including beyond a Portfolio’s direct exposure to Russian issuers or nearby geographic regions. The extent and duration of the military action, sanctions and resulting market disruptions are impossible to predict and could be substantial. A number of U.S. domestic banks and foreign (non-U.S.) banks have recently experienced financial difficulties and, in some cases, failures. There can be no certainty that the actions taken by regulators to limit the effect of those financial difficulties and failures on other banks or other financial institutions or on the U.S. or foreign (non-U.S.) economies generally will be successful. It is possible that more banks or other financial institutions will experience financial difficulties or fail, which may affect adversely other U.S. or foreign (non-U.S.) financial institutions and economies. These events as well as other changes in foreign (non-U.S.) and domestic economic, social, and political conditions also could adversely affect individual issuers or related groups of issuers, securities markets, interest rates, credit ratings, inflation, investor sentiment, and other factors affecting the value of a Portfolio’s investments. Any of these occurrences could disrupt the operations of a Portfolio and of a Portfolio’s service providers.
NOTE 15 — OTHER ACCOUNTING PRONOUNCEMENTS
In June 2022, the FASB issued Accounting Standards Update (ASU), ASU 2022-03, Fair Value Measurement (Topic 820) — Fair Value Measurement of Equity Securities Subject to Contractual Sale Restrictions, which clarifies that a contractual restriction on the sale of an equity security is not considered part of the unit of account of the equity security and, therefore, is not considered in measuring fair value. The amendments under this ASU are effective for fiscal years beginning after December 15, 2023; however, early adoption is permitted. The amendment was early adopted. Management expects that the adoption of the guidance will not have a material impact on the Portfolios’ financial statements.
NOTE 16 — SUBSEQUENT EVENTS
The Portfolios have evaluated events occurring after the Statements of Assets and Liabilities date through the date the financial statements were issued (“subsequent events”) to determine whether any subsequent events necessitated adjustment to or disclosure in the financial statements. No such subsequent events were identified.

PORTFOLIO OF INVESTMENTS
Voya MidCap Opportunities Portfolio	as of June 30, 2023 (Unaudited)

Shares		Value	Percentage of Net Assets
COMMON STOCK: 99.0%
	Communication Services: 3.1%
506,973 (1)	Pinterest, Inc.	$13,860,642	1.3
244,821 (1)	Trade Desk, Inc./The	18,905,077	1.8
		32,765,719	3.1
	Consumer Discretionary: 11.6%
14,462 (1)	Chipotle Mexican Grill, Inc.	30,934,218	2.9
146,207 (1)	Expedia Group, Inc.	15,993,584	1.5
57,753 (1)	Lululemon Athletica, Inc.	21,859,510	2.1
89,557	Ralph Lauren Corp.	11,042,378	1.0
291,337	Ross Stores, Inc.	32,667,618	3.1
48,118	Tractor Supply Co.	10,638,890	1.0
		123,136,198	11.6
	Consumer Staples: 4.8%
57,318 (1)(2)	Celsius Holdings, Inc.	8,551,273	0.8
160,619	Church & Dwight Co., Inc.	16,098,842	1.5
66,177	Constellation Brands, Inc.	16,288,145	1.5
406,391 (1)	Hostess Brands, Inc.	10,289,820	1.0
		51,228,080	4.8
	Energy: 3.4%
65,965	Cheniere Energy, Inc.	10,050,427	1.0
167,816	Halliburton Co.	5,536,250	0.5
152,107	Hess Corp.	20,678,947	1.9
		36,265,624	3.4
	Financials: 8.1%
320,139	Apollo Global Management, Inc.	24,589,876	2.3
73,839	Arthur J. Gallagher & Co.	16,212,829	1.5
118,644	LPL Financial Holdings, Inc.	25,796,765	2.4
289,616	Tradeweb Markets, Inc.	19,832,904	1.9
		86,432,374	8.1
	Health Care: 22.4%
33,241 (1)	Alnylam Pharmaceuticals, Inc.	6,313,796	0.6
97,927	AmerisourceBergen Corp.	18,844,093	1.8
426,354 (1)	Amylyx Pharmaceuticals, Inc.	9,196,456	0.9
93,717 (1)	Charles River Laboratories International, Inc.	19,703,999	1.8
112,005	Conmed Corp.	15,220,359	1.4
281,832 (1)	DexCom, Inc.	36,218,230	3.4
165,801 (1)	Inari Medical, Inc.	9,639,670	0.9
74,848 (1)	Inspire Medical Systems, Inc.	24,298,655	2.3
13,434 (1)	Mettler Toledo International, Inc.	17,620,572	1.7
370,711 (1)	Progyny, Inc.	14,583,771	1.4
107,441 (1)(2)	Reata Pharmaceuticals, Inc.	10,954,684	1.0
64,384	Resmed, Inc.	14,067,904	1.3
212,886 (1)	Tenet Healthcare Corp.	17,324,663	1.6
50,549 (1)	United Therapeutics Corp.	11,158,692	1.0
86,868	Universal Health Services, Inc.	13,705,164	1.3
		238,850,708	22.4
	Industrials: 16.6%
153,056	Ametek, Inc.	24,776,705	2.3
99,344	Booz Allen Hamilton Holding Corp.	11,086,791	1.0
350,955	Howmet Aerospace, Inc.	17,393,330	1.6
Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	Industrials (continued)
162,851	Ingersoll Rand, Inc.	$10,643,941	1.0
105,448	Quanta Services, Inc.	20,715,260	2.0
253,028	Rollins, Inc.	10,837,189	1.0
59,479 (1)	Saia, Inc.	20,366,204	1.9
31,764	TransDigm Group, Inc.	28,402,416	2.7
86,952	Verisk Analytics, Inc.	19,653,761	1.9
255,913 (1)	WillScot Mobile Mini Holdings Corp.	12,230,082	1.2
		176,105,679	16.6
	Information Technology: 24.9%
73,843 (1)	Atlassian Corp.	12,391,594	1.2
265,543	Bentley Systems, Inc.	14,400,397	1.3
54,802 (1)	Cadence Design Systems, Inc.	12,852,165	1.2
149,628 (1)	Crowdstrike Holdings, Inc.	21,975,864	2.1
212,654 (1)	Datadog, Inc.	20,920,901	2.0
63,091 (1)	Enphase Energy, Inc.	10,566,481	1.0
135,649	Entegris, Inc.	15,032,622	1.4
33,123 (1)	HubSpot, Inc.	17,624,417	1.6
134,623 (1)	Keysight Technologies, Inc.	22,542,621	2.1
139,615 (1)	Lattice Semiconductor Corp.	13,412,813	1.3
47,402 (1)	MongoDB, Inc.	19,481,748	1.8
33,033	Monolithic Power Systems, Inc.	17,845,418	1.7
30,273	Motorola Solutions, Inc.	8,878,465	0.8
72,680 (1)	Palo Alto Networks, Inc.	18,570,467	1.7
32,630	Roper Technologies, Inc.	15,688,504	1.5
95,692 (1)	Twilio, Inc.	6,087,925	0.6
75,941 (1)	Workday, Inc.	17,154,312	1.6
		265,426,714	24.9
	Materials: 2.4%
110,068	Ashland, Inc.	9,566,010	0.9
93,250	Avery Dennison Corp.	16,020,350	1.5
		25,586,360	2.4
	Real Estate: 1.7%
220,567	Welltower, Inc.	17,841,665	1.7
	Total Common Stock (Cost $923,278,136)	1,053,639,121	99.0

Principal Amount†		Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: 1.5%
	Repurchase Agreements: 0.2%
959,004 (3)	Bank of America Inc., Repurchase Agreement dated 06/30/23, 5.06%, due 07/03/23 (Repurchase Amount $959,403, collateralized by various U.S. Government Agency Obligations, 2.000%-6.500%, Market Value plus accrued interest $978,184, due 04/01/35-09/01/61)	959,004	0.1

See Accompanying Notes to Financial Statements

PORTFOLIO OF INVESTMENTS
Voya MidCap Opportunities Portfolio	as of June 30, 2023 (Unaudited) (continued)

Principal Amount†		Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: (continued)
	Repurchase Agreements (continued)
1,000,000 (3)	RBC Dominion Securities Inc., Repurchase Agreement dated 06/30/23, 5.06%, due 07/03/23 (Repurchase Amount $1,000,416, collateralized by various U.S. Government/U.S. Government Agency Obligations, 0.000%-7.500%, Market Value plus accrued interest $1,020,000, due 07/31/23-05/20/53)	$1,000,000	0.1
	Total Repurchase Agreements (Cost $1,959,004)	1,959,004	0.2

Shares		Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: (continued)
	Mutual Funds: 1.3%
14,138,000 (4)	Morgan Stanley Institutional Liquidity Funds - Government Portfolio (Institutional Share Class), 5.030% (Cost $14,138,000)	$14,138,000	1.3
	Total Short-Term Investments (Cost $16,097,004)	16,097,004	1.5
	Total Investments in Securities (Cost $939,375,140)	$1,069,736,125	100.5
	Liabilities in Excess of Other Assets	(5,649,765)	(0.5)
	Net Assets	$1,064,086,360	100.0

†
Unless otherwise indicated, principal amount is shown in USD.

(1)
Non-income producing security.

(2)
Security, or a portion of the security, is on loan.

(3)
All or a portion of the security represents securities purchased with cash collateral received for securities on loan.

(4)
Rate shown is the 7-day yield as of June 30, 2023.

Fair Value Measurements^
The following is a summary of the fair valuations according to the inputs used as of June 30, 2023 in valuing the assets and liabilities:
	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at June 30, 2023
Asset Table
Investments, at fair value
Common Stock*	$1,053,639,121	$—	$—	$1,053,639,121
Short-Term Investments	14,138,000	1,959,004	—	16,097,004
Total Investments, at fair value	$1,067,777,121	$1,959,004	$—	$1,069,736,125

^
See Note 2, “Significant Accounting Policies” in the Notes to Financial Statements for additional information.

*
For further breakdown of Common Stock by sector, please refer to the Portfolio of Investments.

At June 30, 2023, the aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments on a tax basis were:
Cost for federal income tax purposes was $944,277,185.
Net unrealized appreciation consisted of:
Gross Unrealized Appreciation	$163,863,035
Gross Unrealized Depreciation	(38,404,095)
Net Unrealized Appreciation	$125,458,940
See Accompanying Notes to Financial Statements

Voya SmallCap	PORTFOLIO OF INVESTMENTS
Opportunities Portfolio	as of June 30, 2023 (Unaudited)

Shares		Value	Percentage of Net Assets
COMMON STOCK: 96.0%
	Communication Services: 0.7%
22,003	Iridium Communications, Inc.	$1,366,826	0.7

	Consumer Discretionary: 7.7%
4,780 (1)	Cavco Industries, Inc.	1,410,100	0.7
35,233	Churchill Downs, Inc.	4,903,377	2.5
10,558 (1)	Five Below, Inc.	2,075,069	1.0
20,147 (1)	Revolve Group, Inc.	330,411	0.2
29,517 (1)	Skyline Champion Corp.	1,931,888	1.0
28,998	Strategic Education, Inc.	1,967,224	1.0
12,611	Texas Roadhouse, Inc.	1,415,963	0.7
70,252 (1)	Xponential Fitness, Inc.	1,211,847	0.6
		15,245,879	7.7
	Consumer Staples: 1.9%
25,393 (1)	Celsius Holdings, Inc.	3,788,382	1.9

	Energy: 5.6%
365,044 (1)	Helix Energy Solutions Group, Inc.	2,694,025	1.4
45,474	Matador Resources Co.	2,379,200	1.2
88,929	Northern Oil and Gas, Inc.	3,052,043	1.5
44,444 (1)	Weatherford International PLC	2,951,970	1.5
		11,077,238	5.6
	Financials: 5.8%
42,467 (2)	HCI Group, Inc.	2,623,611	1.3
77,839 (1)	I3 Verticals, Inc.	1,779,400	0.9
7,330	Kinsale Capital Group, Inc.	2,742,886	1.4
40,621 (1)	Palomar Holdings, Inc.	2,357,643	1.2
30,650 (1)	Shift4 Payments, Inc.	2,081,441	1.0
		11,584,981	5.8
	Health Care: 24.4%
24,346 (1)	Acadia Pharmaceuticals, Inc.	583,087	0.3
26,558 (1)	Alkermes PLC	831,265	0.4
45,188 (1)	Amicus Therapeutics, Inc.	567,561	0.3
16,439 (1)	Arrowhead Pharmaceuticals, Inc.	586,215	0.3
32,350 (1)	Axonics, Inc.	1,632,705	0.8
4,846 (1)	Axsome Therapeutics, Inc.	348,234	0.2
65,420 (1)	BioLife Solutions, Inc.	1,445,782	0.7
9,080 (1)	Blueprint Medicines Corp.	573,856	0.3
9,800 (1)	Charles River Laboratories International, Inc.	2,060,450	1.0
15,969	Conmed Corp.	2,170,027	1.1
14,323 (1)	Cytokinetics, Inc.	467,216	0.2
19,871 (1)	Denali Therapeutics, Inc.	586,393	0.3
22,845	Ensign Group, Inc.	2,180,784	1.1
35,359 (1)(2)	Establishment Labs Holdings, Inc.	2,425,981	1.2
92,745 (1)	Evolent Health, Inc.	2,810,174	1.4
20,576 (1)	Halozyme Therapeutics, Inc.	742,176	0.4
19,774 (1)	Insmed, Inc.	417,231	0.2
6,053 (1)	Inspire Medical Systems, Inc.	1,965,046	1.0
14,920 (1)	Intra-Cellular Therapies, Inc.	944,734	0.5
Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	Health Care (continued)
2,269 (1)	Madrigal Pharmaceuticals, Inc.	$524,139	0.3
50,579 (1)	Natera, Inc.	2,461,174	1.2
54,841 (1)	Option Care Health, Inc.	1,781,784	0.9
10,185 (1)	Penumbra, Inc.	3,504,251	1.8
71,939 (1)	Progyny, Inc.	2,830,080	1.4
5,937 (1)	Prothena Corp. PLC	405,378	0.2
29,066 (1)	QuidelOrtho Corp.	2,408,409	1.2
114,390 (1)	R1 RCM, Inc.	2,110,496	1.1
9,866 (1)	Reata Pharmaceuticals, Inc.	1,005,937	0.5
12,161 (1)	Repligen Corp.	1,720,295	0.9
8,020 (1)	Sage Therapeutics, Inc.	377,100	0.2
57,433 (1)	Tenet Healthcare Corp.	4,673,898	2.4
24,090 (1)	TG Therapeutics, Inc.	598,396	0.3
14,085 (1)	Vaxcyte, Inc.	703,405	0.3
		48,443,659	24.4
	Industrials: 26.7%
16,108	Advanced Drainage Systems, Inc.	1,832,768	0.9
14,469	ArcBest Corp.	1,429,537	0.7
91,963 (1)	Array Technologies, Inc.	2,078,364	1.1
9,226 (1)	CACI International, Inc.	3,144,590	1.6
26,628 (1)	Casella Waste Systems, Inc.	2,408,503	1.2
22,633 (1)	Chart Industries, Inc.	3,616,527	1.8
15,684 (1)	Clean Harbors, Inc.	2,578,920	1.3
71,528 (1)	Construction Partners, Inc.	2,245,264	1.1
48,609 (1)	Driven Brands Holdings, Inc.	1,315,360	0.7
8,755 (1)	ExlService Holdings, Inc.	1,322,530	0.7
13,098	Exponent, Inc.	1,222,305	0.6
66,581	Flowserve Corp.	2,473,484	1.2
116,516	FTAI Aviation Ltd.	3,688,897	1.9
25,492	Helios Technologies, Inc.	1,684,766	0.9
27,013 (1)	Kirby Corp.	2,078,650	1.1
71,424	Marten Transport Ltd.	1,535,616	0.8
48,770	MAXIMUS, Inc.	4,121,553	2.1
11,589 (1)	MYR Group, Inc.	1,603,222	0.8
19,894 (1)	NV5 Global, Inc.	2,203,659	1.1
6,958 (1)	Saia, Inc.	2,382,489	1.2
43,839 (1)	Sterling Infrastructure, Inc.	2,446,216	1.2
27,050 (1)	Vicor Corp.	1,460,700	0.7
34,600 (1)	WillScot Mobile Mini Holdings Corp.	1,653,534	0.8
32,060 (1)	WNS Holdings Ltd. ADR	2,363,463	1.2
		52,890,917	26.7
	Information Technology: 19.6%
12,485 (1)	Axcelis Technologies, Inc.	2,288,875	1.2
5,501 (1)	Blackline, Inc.	296,064	0.1
29,897 (1)	Calix, Inc.	1,492,159	0.7
41,252 (1)	Cohu, Inc.	1,714,433	0.9
10,988 (1)	CyberArk Software Ltd.	1,717,754	0.9
23,915 (1)	Guidewire Software, Inc.	1,819,453	0.9
149,686 (1)	Harmonic, Inc.	2,420,423	1.2
28,710	Kulicke & Soffa Industries, Inc.	1,706,810	0.9

See Accompanying Notes to Financial Statements

Voya SmallCap	PORTFOLIO OF INVESTMENTS
Opportunities Portfolio	as of June 30, 2023 (Unaudited) (continued)

Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	Information Technology (continued)
10,368	Littelfuse, Inc.	$3,020,302	1.5
10,595 (1)	Manhattan Associates, Inc.	2,117,729	1.1
25,618 (1)	Onto Innovation, Inc.	2,983,728	1.5
16,473	Power Integrations, Inc.	1,559,499	0.8
22,173 (1)	Rambus, Inc.	1,422,841	0.7
21,430 (1)	SiTime Corp.	2,528,097	1.3
37,132 (1)	Smartsheet, Inc.	1,420,670	0.7
30,231 (1)	Sprout Social, Inc.	1,395,463	0.7
7,176 (1)	Super Micro Computer, Inc.	1,788,618	0.9
49,323 (1)	Tenable Holdings, Inc.	2,148,017	1.1
14,927	Universal Display Corp.	2,151,429	1.1
105,248 (1)	Varonis Systems, Inc.	2,804,859	1.4
		38,797,223	19.6
	Materials: 3.6%
22,468	Innospec, Inc.	2,256,686	1.1
85,285 (1)(2)	Livent Corp.	2,339,367	1.2
68,615 (1)	Summit Materials, Inc.	2,597,078	1.3
		7,193,131	3.6
	Total Common Stock (Cost $169,396,430)	190,388,236	96.0
EXCHANGE-TRADED FUNDS: 1.2%
27,198	SPDR S&P Biotech ETF	2,262,874	1.2
	Total Exchange-Traded Funds (Cost $2,376,234)	2,262,874	1.2
	Total Long-Term Investments (Cost $171,772,664)	192,651,110	97.2

Principal Amount†		Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: 4.8%
	Repurchase Agreements: 1.7%
1,000,000 (3)	Bank of America Inc., Repurchase Agreement dated 06/30/23, 5.06%, due 07/03/23 (Repurchase Amount $1,000,416, collateralized by various U.S. Government Agency Obligations, 2.000%-6.500%, Market Value plus accrued interest $1,020,000, due 04/01/35-09/01/61)	1,000,000	0.5
Principal Amount†		Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: (continued)
	Repurchase Agreements (continued)
1,000,000 (3)	Citigroup, Inc., Repurchase Agreement dated 06/30/23, 5.07%, due 07/03/23 (Repurchase Amount $1,000,417, collateralized by various U.S. Government/U.S. Government Agency Obligations, 0.000%-6.500%, Market Value plus accrued interest $1,020,000, due 10/31/24-08/20/67)	$1,000,000	0.5
473,327 (3)	Daiwa Capital Markets, Repurchase Agreement dated 06/30/23, 5.07%, due 07/03/23 (Repurchase Amount $473,524, collateralized by various U.S. Government/U.S. Government Agency Obligations, 0.000%-7.000%, Market Value plus accrued interest $482,794, due 07/27/23-07/01/53)	473,327	0.2
1,000,000 (3)	RBC Dominion Securities Inc., Repurchase Agreement dated 06/30/23, 5.06%, due 07/03/23 (Repurchase Amount $1,000,416, collateralized by various U.S. Government/U.S. Government Agency Obligations, 0.000%-7.500%, Market Value plus accrued interest $1,020,000, due 07/31/23-05/20/53)	1,000,000	0.5
	Total Repurchase Agreements (Cost $3,473,327)	3,473,327	1.7

See Accompanying Notes to Financial Statements

Voya SmallCap	PORTFOLIO OF INVESTMENTS
Opportunities Portfolio	as of June 30, 2023 (Unaudited) (continued)

Shares		Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: (continued)
	Mutual Funds: 3.1%
6,139,000 (4)	Morgan Stanley Institutional Liquidity Funds - Government Portfolio (Institutional Share Class), 5.030% (Cost $6,139,000)	$6,139,000	3.1
	Total Short-Term Investments (Cost $9,612,327)	9,612,327	4.8
	Total Investments in Securities (Cost $181,384,991)	$202,263,437	102.0
	Liabilities in Excess of Other Assets	(4,026,651)	(2.0)
	Net Assets	$198,236,786	100.0
†
Unless otherwise indicated, principal amount is shown in USD.

ADR
American Depositary Receipt

(1)
Non-income producing security.

(2)
Security, or a portion of the security, is on loan.

(3)
All or a portion of the security represents securities purchased with cash collateral received for securities on loan.

(4)
Rate shown is the 7-day yield as of June 30, 2023.

Fair Value Measurements^
The following is a summary of the fair valuations according to the inputs used as of June 30, 2023 in valuing the assets and liabilities:
	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at June 30, 2023
Asset Table
Investments, at fair value
Common Stock*	$190,388,236	$—	$—	$190,388,236
Exchange-Traded Funds	2,262,874	—	—	2,262,874
Short-Term Investments	6,139,000	3,473,327	—	9,612,327
Total Investments, at fair value	$198,790,110	$3,473,327	$—	$202,263,437

^
See Note 2, “Significant Accounting Policies” in the Notes to Financial Statements for additional information.

*
For further breakdown of Common Stock by sector, please refer to the Portfolio of Investments.

At June 30, 2023, the aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments on a tax basis were:
Cost for federal income tax purposes was $183,962,339.
Net unrealized appreciation consisted of:
Gross Unrealized Appreciation	$26,571,966
Gross Unrealized Depreciation	(8,270,868)
Net Unrealized Appreciation	$18,301,098
See Accompanying Notes to Financial Statements

Investment Adviser
Voya Investments, LLC
7337 East Doubletree Ranch Road, Suite 100
Scottsdale, Arizona 85258
Distributor
Voya Investments Distributor, LLC
7337 East Doubletree Ranch Road, Suite 100
Scottsdale, Arizona 85258
Transfer Agent
BNY Mellon Investment Servicing (U.S.) Inc.
301 Bellevue Parkway
Wilmington, Delaware 19809

Custodian
The Bank of New York Mellon
225 Liberty Street
New York, New York 10286
Legal Counsel
Ropes & Gray LLP
Prudential Tower
800 Boylston Street
Boston, Massachusetts 02199

Before investing, carefully consider the investment objectives, risks, charges and expenses of the variable annuity contract or variable life insurance policy and the underlying variable investment options. This and other information is contained in the prospectus for the variable annuity contract or variable life insurance policy and the underlying variable investment options. Obtain these prospectuses from your agent/registered representative and read them carefully before investing.
RETIREMENT | INVESTMENTS | INSURANCE
voyainvestments.com
VPSAR-VPT          (0623-081423)

(b)	Not applicable.

Item 2. Code of Ethics.

Not required for semi-annual filing.

Item 3. Audit Committee Financial Expert.

Not required for semi-annual filing.

Item 4. Principal Accountant Fees and Services.

Not required for semi-annual filing.

Item 5. Audit Committee of Listed Registrants.

Not required for semi-annual filing.

Item 6. Schedule of Investments.

(a)	Schedule is included as part of the report to shareholders filed under Item 1 of this Form.

(b)	Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

Not applicable.

Item 11. Controls and Procedures.

(a)	Based on our evaluation conducted within 90 days of the filing date, hereof, the design and operation of the registrant’s disclosure controls and procedures are effective to ensure that material information relating to the registrant is made known to the certifying officers by others within the appropriate entities, particularly during the period in which Forms N-CSR are being prepared, and the registrant’s disclosure controls and procedures allow timely preparation and review of the information for the registrant’s Form N-CSR and the officer certifications of such Form N-CSR.

(b)	There were no significant changes in the registrant’s internal controls that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable

Item 13. Exhibits.

(a)(1)	The Code of Ethics is not required for the semi-annual filing.

(a)(2)	A separate certification for each principal executive officer and principal financial officer of the registrant is required by Rule 30a-2 under the Act (17 CFR 270.30a-2) is attached hereto as EX-99.CERT.

(a)(2)(1)	Not applicable.

(a)(2)(2)	Not required for semi-annual filing.

(b)	The officer certifications required by Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto as EX-99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant): Voya Variable Products Trust

By	/s/ Andy Simonoff
Andy Simonoff
Chief Executive Officer

Date:	September 5, 2023

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ Andy Simonoff
Andy Simonoff
Chief Executive Officer

Date:	September 5, 2023

By	/s/ Todd Modic
Todd Modic
Senior Vice President and Chief Financial Officer

Date:	September 5, 2023